Consolidated Statements Of Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 68,026	$ 623,407	$ 379,778	$ (12,751)	$ (14)	$ 2,181	$ 1,060,627
Net income			104,353			39	104,392
Purchase of subsidiary shares from noncontrolling interest						(1,660)	(1,660)
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					289		289
Reclassification adjustment for gain (losses) reported in net income, net of income tax					5		5
Dividends			(74,729)				(74,729)
Stock issued for acquisitions	82	2,827					2,909
Sale of stock	348	10,627		917			11,892
Repurchase of stock				(304)			(304)
Equity Compensation Plan	35	(35)					0
Exercise of stock options	83	1,609					1,692
Share-based compensation		3,677					3,677
Employee stock plan tax benefits		674					674
Balance at Dec. 31, 2009	68,574	642,786	409,402	(12,138)	280	560	1,109,464
Net income			123,975			12	123,987
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					1,588		1,588
Reclassification adjustment for gain (losses) reported in net income, net of income tax					(1,369)		(1,369)
Dividends			(80,907)				(80,907)
Sale of stock	335	11,594		601			12,530
Repurchase of stock				(770)			(770)
Equity Compensation Plan	97	(97)					0
Exercise of stock options	217	5,461					5,678
Share-based compensation		4,031					4,031
Employee stock plan tax benefits		594					594
Balance at Dec. 31, 2010	69,223	664,369	452,470	(12,307)	499	572	1,174,826
Net income			143,069			14	143,083
Purchase of subsidiary shares from noncontrolling interest						(82)	(82)
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					(10)		(10)
Reclassification adjustment for gain (losses) reported in net income, net of income tax					(233)		(233)
Dividends			(87,133)				(87,133)
Sale of stock	295	11,987		325			12,607
Repurchase of stock				(1,163)			(1,163)
Equity Compensation Plan	32	(32)
Exercise of stock options	212	6,391					6,603
Share-based compensation		3,964	(72)				3,892
Employee stock plan tax benefits		(573)					(573)
Balance at Dec. 31, 2011	$ 69,762	$ 686,106	$ 508,334	$ (13,145)	$ 256	$ 504	$ 1,251,817